Summary of Significant Accounting Policies - Summary of Principal Subsidiaries of Goldcorp and Geographic Locations (Detail)	12 Months Ended
Dec. 31, 2017
Eleonore [member] | Les Mines Opinaca Ltee [member]
Disclosure of Subsidiaries [Line Items]
Direct parent company (mine sites and operating segments)	Les Mines Opinaca Ltée (“Éléonore”)
Location	Canada
Ownership interest	100.00%
Mining properties and development projects owned (note 19)	Éléonore mine
Musselwhite [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of Subsidiaries [Line Items]
Direct parent company (mine sites and operating segments)	Goldcorp Canada Ltd./Goldcorp Inc. (“Musselwhite”)
Location	Canada
Ownership interest	100.00%
Mining properties and development projects owned (note 19)	Musselwhite mine
Porcupine [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of Subsidiaries [Line Items]
Direct parent company (mine sites and operating segments)	Goldcorp Canada Ltd./Goldcorp Inc. (“Porcupine”)
Location	Canada
Ownership interest	100.00%
Mining properties and development projects owned (note 19)	Porcupine mine and Borden project
Red Lake [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of Subsidiaries [Line Items]
Direct parent company (mine sites and operating segments)	Red Lake Gold Mines Ontario Partnership (“Red Lake”)
Location	Canada
Ownership interest	100.00%
Mining properties and development projects owned (note 19)	Red Lake and Campbell mines, and Cochenour project
Penasquito [member] | Minera Penasquito De [member]
Disclosure of Subsidiaries [Line Items]
Direct parent company (mine sites and operating segments)	Minera Peñasquito S.A. de C.V. (“Peñasquito”)
Location	Mexico
Ownership interest	100.00%
Mining properties and development projects owned (note 19)	Peñasquito mine
Cerro Negro [member] | Oroplata S.A [member]
Disclosure of Subsidiaries [Line Items]
Direct parent company (mine sites and operating segments)	Oroplata S.A. (“Cerro Negro”)
Location	Argentina
Ownership interest	100.00%
Mining properties and development projects owned (note 19)	Cerro Negro mine
Kaminak [member] | Kaminak Gold Corporation [member]
Disclosure of Subsidiaries [Line Items]
Direct parent company (mine sites and operating segments)	Kaminak Gold Corporation (“Kaminak”)
Location	Canada
Ownership interest	100.00%
Mining properties and development projects owned (note 19)	Coffee project